Long-term bank loans - Principal repayments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Current portion of Long-term bank loans & Revolving facilities	$ 230,850	$ 226,137
Long-term bank loans & Revolving facilities, net of current portion and unamortized loan issuance costs	794,519	$ 833,533
Long-Term Debt [Member]
Debt Instrument [Line Items]
June 30, 2027	230,850
June 30, 2028	256,051
June 30, 2029	204,139
June 30, 2030	138,715
June 30, 2031	116,110
June 30, 2032 and thereafter	84,221
Total Long-term bank loans & Revolving facilities	1,030,086
Unamortized loan issuance costs	(4,717)
Total Long-term bank loans & Revolving facilities, net	1,025,369
Current portion of Long-term bank loans & Revolving facilities	230,850
Long-term bank loans & Revolving facilities, net of current portion and unamortized loan issuance costs	$ 794,519